Commitments (Summary of Minimum Future Commitments Under Contractual Agreements) (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of commitments [Line Items]
Total	$ 17,205
Lease Commitments	1,374
Long-term debt	13,420
Purchase Commitments	1,749
Capital Commitments	218
Other Commitments	444
Not later than one year [Member]
Disclosure of commitments [Line Items]
Total	3,149
Lease Commitments	337
Long-term debt	932
Purchase Commitments	1,533
Capital Commitments	178
Other Commitments	169
Later than one year and not later than three years [Member]
Disclosure of commitments [Line Items]
Total	2,974
Lease Commitments	427
Long-term debt	2,292
Purchase Commitments	72
Capital Commitments	40
Other Commitments	143
Later than three years and not later than five years [Member]
Disclosure of commitments [Line Items]
Total	1,546
Lease Commitments	199
Long-term debt	1,249
Purchase Commitments	24
Capital Commitments	0
Other Commitments	74
Over 5 years [Member]
Disclosure of commitments [Line Items]
Total	9,536
Lease Commitments	411
Long-term debt	8,947
Purchase Commitments	120
Capital Commitments	0
Other Commitments	$ 58